CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Cash Flows from Operating Activities
Net loss attributable to nCino, Inc.	$ (19,415)	$ (11,921)	$ (27,594)	$ (22,306)	$ (18,589)
Net loss and adjustment attributable to redeemable non-controlling interest	(141)	0	(141)	0	0
Net loss	(19,556)	(11,921)	(27,735)	(22,306)	(18,589)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,500	1,451	4,609	1,458	970
Amortization of costs capitalized to obtain revenue contracts	2,430	1,532	3,243	0	0
Stock-based compensation	14,320	3,601	5,745	4,095	3,826
Deferred income taxes	40	76	195	0	0
Provision for (recovery of) bad debt	619	(105)	(105)	103	(329)
Change in operating assets and liabilities:
Accounts receivable	3,365	38	(9,289)	(10,212)	(7,512)
Accounts receivable, related parties	9,201	4,178	(4,867)	4,557	(4,919)
Costs capitalized to obtain revenue contracts	(3,615)	(1,836)	(5,631)	0	0
Prepaid expenses and other assets	(13)	(131)	(1,628)	(1,185)	(2,124)
Accounts payable and accrued expenses and other liabilities	(4,115)	(2,085)	2,286	3,922	2,252
Accounts payable, related parties	620	453	1,184	781	(331)
Deferred rent	(65)	1,066	1,045	695	0
Deferred revenues	33,188	18,173	20,873	14,214	7,096
Deferred revenues, related parties	(8,013)	(3,783)	1,077	(711)	3,702
Net cash provided by operating activities	31,906	10,707	(8,998)	(4,589)	(15,958)
Cash Flows from Investing Activities
Acquisition of business, net of cash acquired	0	(48,219)	(52,267)	0	0
Purchases of property and equipment	(2,936)	(2,624)	(5,760)	(7,965)	(2,837)
Net cash used in investing activities	(2,936)	(50,843)	(58,027)	(7,965)	(2,837)
Cash Flows from Financing Activities
Investment from redeemable non-controlling interest			4,513	0	0
Proceeds from initial public offering, net of underwriting discounts and commissions	268,375	0
Proceeds from stock issuance			80,000	0	69,305
Payments of costs related to initial public offering	(1,345)	0	(52)	0	(109)
Exercise of stock options	861	537	1,042	6,260	941
Payments of deferred costs			(1,412)	0	0
Net cash provided by financing activities	267,891	537	84,091	6,260	70,137
Effect of foreign currency exchange rate changes on cash and cash equivalents	146	534	(229)	(35)	12
Net (decrease) increase in cash and cash equivalents	297,007	(39,065)	16,837	(6,329)	51,354
Cash and Cash Equivalents, beginning of period	91,184	74,347	74,347	80,676	29,322
Cash and Cash Equivalents, end of period	388,191	35,282	91,184	74,347	80,676
Supplemental disclosure of cash flow information
Cash paid during the year for taxes, net of refunds	236	289	369	42	0
Supplemental disclosure of noncash investing and financing activities
Purchase of property and equipment, accrued but not paid	86	138	45	118	0
Deferred costs, accrued but not paid			357	0	0
Fair value of common stock issued as consideration for business acquisition	0	23,812	25,204	0	0
Fair value of contingent consideration in connection with business acquisition in other long-term liabilities			197	0	0
Costs related to initial public offering, accrued but not paid	1,420	0
Fair value of contingent consideration in connection with business acquisition included in equity			$ 5,857	$ 0	$ 0
Costs related to initial public offering, reclassified from other long term assets to equity	$ 1,769	$ 0